Line of Credit and Notes Payable - Required principal payments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Year Ending December 31, 2024	$ 4,567
Year Ending December 31, 2025	26,534
Year Ending December 31, 2026	37,720
Year Ending December 31, 2027	39,008
Total notes payable and line of credit	$ 2,428,880	$ 220,000
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Year Ending December 31, 2024		1,997,080
Year Ending December 31, 2025		4,567
Year Ending December 31, 2026		26,534
Year Ending December 31, 2027		37,720
Year Ending December 31, 2028		39,008
Thereafter		1,392,771
Total notes payable and line of credit		$ 3,497,680